Equity-accounted investees - Interests in total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 518	$ 1,423
Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	0	0
Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	518	1,423
TOTAL LIABILITIES	0	0
Joint ventures | Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	518	1,423
TOTAL LIABILITIES	$ 0	$ 0